Note Income taxes (Reconciliation of unrecognized tax benefits) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure
Beginning Balance	$ 7.4	$ 9.0
Addition for tax positions	1.1	1.1
Additions for tax positions taken in prior years	0.0	0.3
Reduction as a result of lapse of statute of limitations	(0.9)	(3.0)
Reduction as a result of settlements	(0.3)
Ending Balance	$ 7.3	$ 7.4